Selling expenses	12 Months Ended
Dec. 31, 2024
Selling expenses
Selling expenses

26.  Selling expenses

This caption is made up as follows:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Transportation services	17,343	12,596	13,778
Shipping services and expenses	3,704	2,719	2,272
Canons and tributes	2,784	2,146	2,496
Laboratory analysis and tests	965	437	401
Personnel expenses	631	699	604
Other	341	795	671
	25,768	19,392	20,222

See related accounting policies in Note 2.4(x).

Sociedad Minera Cerro Verde S.A.A.
Selling expenses
Selling expenses

16.  Selling expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$(000)	US$(000)	US$(000)

Copper concentrate freight	135,951	145,725	145,597
Commissions	5,641	5,960	5,350
Cathode freight	2,112	4,102	3,831
Other expenses	2,067	2,457	2,595

	145,771	158,244	157,373